CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net loss	¥ (1,849)	$ (268)	¥ (480)	¥ (2,204)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation	87	13	109	122
Depreciation and amortization	1,456	211	1,503	1,362
Amortization of issuance cost of convertible senior notes and upfront fee on bank borrowings	57	8	60	83
Deferred income taxes	(268)	(39)	(543)	(553)
Credit loss	82	12	105	65
Loss (gain) from disposal of property and equipment	(4)	(1)	(14)	1
Impairment loss	491	71	380	709
Loss from equity method investments, net of dividends	85	12	60	145
Foreign currency exchange loss (gain)	341	49	255	(176)
Investment loss (income)	321	47	(188)	284
Interest accretion for finance lease	16	2	4	27
Noncash lease expense	2,257	327	2,306	2,063
Gain on reassessment of finance lease payments	(66)	(10)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(621)	(90)	(113)	35
Inventories	20	3	2	0
Amounts due from related parties	(57)	(8)	12	(14)
Other current assets	43	7	6	(147)
Other assets	149	22	(64)	(86)
Accounts payable	9	1	7	31
Amounts due to related parties	(30)	(4)	(4)	20
Salary and welfare payables	63	9	72	(46)
Deferred revenue	(19)	(3)	224	(52)
Accrued expenses and other current liabilities	507	74	(439)	445
Operating lease liabilities	(1,608)	(233)	(2,123)	(1,640)
Income tax payable	82	12	83	94
Other long-term liabilities	20	3	122	41
Net cash provided by operating activities	1,564	227	1,342	609
Investing activities:
Purchases of property and equipment	(1,049)	(152)	(1,658)	(1,745)
Purchases of intangibles	(4)	(1)	(17)	(28)
Purchases of land use rights	0	0		(3)
Amount received as a result of government zoning	4	0	33
Acquisitions, net of cash received	(57)	(8)	(742)	(5,060)
Proceeds from disposals of subsidiary and branch, net of cash disposed	6	1	3	4
Purchases of investments	(401)	(58)	(521)	(1,702)
Proceeds from maturity/sale and return of investments	937	136	1,494	396
Payment for shareholder loans to equity investees	(7)	(1)	(5)	(15)
Collection of shareholder loans from equity investees	12	2	25	15
Origination of loan receivables	(175)	(25)	(176)	(130)
Collection of loan receivables	212	30	162	167
Net cash used in investing activities	(522)	(76)	(1,402)	(8,101)
Financing activities:
Proceeds from issuance of ordinary shares in Hong Kong public offering				6,018
Proceeds from Termination of Capped Call	86	12
Payment of ordinary share issuance costs	0	0	(19)	(32)
Net settlement on shares repurchased for withholding taxes related to share-based awards			50
Net proceeds from issuance of ordinary shares upon exercise of options			1	1
Payment of repurchases of ordinary shares	(334)	(48)	0
Proceeds from short-term debt	4,249	616	2,288	1,658
Repayment of short-term debt	(1,935)	(281)	(2,474)	(1,993)
Proceeds from long-term debt	2,797	407	53	1,652
Repayment of long-term debt	(2,364)	(342)	(1,650)	(9,163)
Funds advanced from noncontrolling interest holders	1	0	4	14
Repayment of funds advanced from noncontrolling interest holders	(27)	(4)	(1)	(9)
Acquisitions of noncontrolling interest	(1)	0	(29)	(98)
Capital contributions from noncontrolling interest holders	0	0	16	10
Proceeds from long-term finance liabilities	55	8	38	83
Repayment of long-term finance liabilities	(49)	(7)	(46)	(42)
Dividends paid to noncontrolling interest holders	(6)	(1)	(4)	(4)
Dividends paid	(416)	(60)		(678)
Repayment of convertible senior notes	(3,406)	(494)	0
Proceeds from issuance of convertible senior notes				3,499
Direct financing costs paid	(4)	(1)		(10)
Principal payments of finance lease	(40)	(6)	(28)	(23)
Net cash provided by (used in) financing activities	(1,394)	(201)	(1,801)	883
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	297	43	(88)	(300)
Net increase (decrease) in cash, cash equivalents and restricted cash	(55)	(7)	(1,949)	(6,909)
Cash, cash equivalents and restricted cash at the beginning of the year	5,141	745	7,090	13,999
Cash, cash equivalents and restricted cash at the end of the year	5,086	738	5,141	7,090
Cash and cash equivalents	3,583		5,116	7,026
Restricted cash	1,503		25	64
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	5,086		5,141	7,090
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	256	37	297	476
Income taxes paid	385	56	477	238
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	652	95	486	736
Consideration payable for business acquisition	¥ 5	$ 1	86
Purchase of intangible assets included in payables			¥ 2	5
Reimbursement of government zoning included in receivables				¥ 2